Expense Example - AMERICAN CENTURY MUNICIPAL TRUST	Oct. 01, 2026 USD ($)
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	751
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	506
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	469
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	533
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,452
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,698
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	592
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	344
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	520
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,305
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,553
TAX-FREE MONEY MARKET FUND | TAX-FREE MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	$ 617